Label	Element	Value
EIP Growth and Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	EIP Growth and Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The EIP Growth and Income Fund (the “Fund”) seeks to provide a high level of total shareholder return that is balanced between current income and growth.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary objective, the Fund seeks low volatility.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above example, affect Fund performance. For the fiscal year ended October 31, 2020 the Fund’s portfolio turnover rate, excluding securities sold short transactions, was 82% of the average value of its portfolio; including securities sold short, was 94% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses include 0.01% in acquired fund fees and expenses, and therefore do not correlate to “Ratios of expenses to average net assets: Before expense reimbursement” provided in the Financial Highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. It assumes a 5% return on your investment each year and that the Fund’s operating expenses remain the same. Only the first year of each period in the Example takes into account the expense cap described above. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund pursues its objectives by investing primarily in a diversified portfolio of equity securities of issuers in the energy industry (“Energy Companies”) that seek to pay out all or most of their available free cash flow (“High Payout Energy Companies”), including: (1) U.S. and Canadian natural gas and electric utilities, (2) corporations operating energy infrastructure assets such as pipelines or renewable energy production, (3) energy-related master limited partnerships or limited liability companies that are treated as partnerships (“MLPs”), (4) entities that control MLPs, that own general partner interests in an MLP or interests issued by MLP affiliates (such as MLP I-Shares or i-units), (5) U.S. and Canadian energy yield corporations (“YieldCos”), and (6) other energy-related corporations with similar dividend policies similar to those of High Payout Energy Companies in (3) and (4) above (such as energy infrastructure real estate investment trusts and foreign energy infrastructure corporations). The “Energy Industry” means enterprises connected to the exploration, development, production, gathering, transportation, processing, storing, refining, distribution, mining or marketing of natural gas, natural gas liquids (including propane), crude oil, refined petroleum products, electricity, coal or other energy sources including renewable energy and other enterprises that derive the majority of their earnings from manufacturing, operating or providing services in support of infrastructure assets and/or infrastructure activities such as renewable energy equipment, energy storage, carbon capture and sequestration, fugitive methane abatement and energy transmission and distribution equipment. The Fund concentrates its investments in the Energy Industry and may invest without limit in Energy Companies of any market capitalization. While the Fund invests primarily in U.S. and Canadian Energy Companies, it may also invest in Energy Companies organized in other countries.
The Fund may achieve a substantial portion of its exposure to Energy Companies by entering into swap agreements and futures with respect to securities of Energy Companies. Leverage may be achieved by taking short positions or through the use of swaps. The Fund typically uses leverage for any purpose consistent with its investment objective, including in an attempt to enhance returns.
In managing the Fund’s portfolio, the Fund’s manager, Energy Income Partners, LLC (the “Manager”), seeks to identify Energy Companies in non-cyclical segments of the Energy Industry that offer the potential for an attractive balance of income and growth. The Manager focuses on steady fee-for-service businesses, such as pipelines, storage facilities and terminals (“Energy Infrastructure”). These infrastructure businesses receive fees and tariffs, which are generally not directly related to commodity prices and therefore tend to be less cyclical. The Manager typically seeks to limit the Fund’s exposure to Energy Companies that derive a significant portion of their revenues from more cyclical businesses, such as energy exploration, development and production, where revenues tend to be driven by commodity prices. The Manager may also seek to limit the Fund’s exposure to cyclical segments of the energy sector by hedging this exposure through short positions, which may include short sales or swaps.
The Fund uses derivatives, such as futures, foreign currency transactions, options, warrants, repurchase agreements and reverse repurchase agreements and swap contracts, to a significant extent. Derivatives may be used for hedging purposes, to obtain leverage, and to adjust the return and volatility characteristics of the Fund’s portfolio. The Fund may also invest in a portfolio of investment-grade corporate bonds and obligations of the U.S.
		government and its agencies. The Fund expects to engage to a significant extent in short sales of U.S. Treasuries to hedge its exposure to changes in interest rates. The Fund may also engage in short sales of equity and other investment grade fixed income securities. The combination of Energy Infrastructure equities and investment grade corporate bonds along with the use of short positions and derivatives is intended to provide additional flexibility in portfolio construction.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All investments involve risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
•Energy Industry Risk. The Fund concentrates its investments in the Energy Industry and, therefore, is more susceptible to risks that affect that industry than a fund that is more broadly diversified over several industries or sectors. Energy Companies are highly sensitive to events relating to international politics, governmental regulatory policies, including energy conservation and tax policies, fluctuations in supply and demand, environmental liabilities, threats of terrorism and to changes in exchange rates or interest rates. Energy Companies are typically highly dependent on energy prices, which can be extremely volatile. Energy Infrastructure companies can further be exposed to counterparty credit risk as some customers are oil and gas producers that may become financially distressed and unable to perform under, or may seek to reject contracts for the gathering, processing, storage and pipeline transportation of oil, refined products, natural gas, and natural gas liquids. Energy Companies can be affected by supply and demand for oil and natural gas, costs relating to exploration and production and the success of such explorations, access to capital, as well as by general economic conditions. Weak demand for energy products and services in general, as well as negative developments in world markets, would be likely to adversely impact the Fund’s value. The supply of energy and the profitability of Energy Companies can be significantly affected by extreme weather, by natural disasters, and by depletion of underlying oil and gas reserves. Energy Companies are subject to substantial government regulation and changes in government regulations, including with respect to how facilities are constructed, maintained and operated, environmental and safety controls, and the prices and methodology of determining prices that Energy Companies may charge for their products and services. Such changes can adversely affect the profitability of Energy Companies. Costs of compliance or remediation of environmental damages incurred by Energy Companies may not be recoverable and may increase over time if stricter environmental laws are enacted. Those energy companies involved in renewable technologies or employing technologies for renewable energy may not be successful in their deployment of or use of renewable technologies. In addition, such companies may not be as successful as those companies that use or deploy fossil fuels.
•MLP and I-Share Risk. MLPs involve risks that differ from investments in common stocks, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and its general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right. MLPs are subject to various risks related to the underlying operating companies they control, including dependence upon specialized management skills and the risk that such companies may lack or have limited operating histories. Some amounts received by the Fund with respect to its investments in MLPs may, if distributed by the Fund, be treated as a return of capital to Fund shareholders for federal income tax purposes. In addition, there is the risk that a MLP could be, contrary to its intention, taxed as a corporation, resulting in decreased returns from the MLP. Most MLPs do not pay U.S. federal income tax at the partnership level, but an adverse change in tax laws could result in MLPs being treated as corporations for federal income tax purposes which could either reduce or eliminate distributions paid by the MLPs to the Fund. I-Shares represent an ownership interest in a limited liability company that owns a special class of MLP securities, known as i-units, issued by the MLP to the limited liability company. The i-units represent a class of equity securities of the MLP that are not entitled to receive cash distributions, except upon liquidation of the MLP, but are entitled to receive additional i-units on each cash distribution to holders of the MLP common units. I-Shares are generally subject to the same risks as MLP common units.
•Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the novel coronavirus (COVID-19) global pandemic and efforts to contain it have negatively affected, and are likely to continue to negatively affect, the Energy Industry.
•Management Risk. The Fund’s portfolio is actively managed and is thus subject to management risk. The Manager will apply its investment techniques and risk analysis in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. The Fund’s efforts to reduce the Fund’s volatility may not be successful and could cause the Fund to underperform its benchmark and other funds with similar investment objectives and strategies.
•Foreign Securities Risk. Investing in securities of foreign issuers involves certain risks not typically associated with U.S. investments, including fluctuations in currency exchange rates; future foreign economic, financial, political and social developments; different legal systems; the possible imposition of exchange controls or other foreign governmental laws or restrictions; lower trading volume; greater price volatility and illiquidity; different trading and settlement practices; less governmental supervision; high and volatile rates of inflation; fluctuating interest rates; less publicly available information; and different accounting, auditing and financial recordkeeping standards and requirements.
•Foreign Currency Risk. The Fund’s portfolio typically includes investments that are denominated in foreign currencies, and the Fund may hold investments designed to provide exposure to foreign currencies. Fluctuations in currency exchange rates may adversely affect the U.S. dollar value of the Fund’s investments.
•Small- and Mid-Size Companies Risk. Energy Companies in which the Fund invests may have market-capitalizations of less than $1 billion. Investing in the securities of small- or mid-cap companies presents particular investment risks. These companies may have limited product lines and markets, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies and may be more vulnerable to adverse general market or economic developments. Companies with small- and mid-capitalizations are often more volatile and less liquid than investments in larger companies. Small- and mid-cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.
•Fixed Income Securities Risk. Bonds and other fixed income securities are affected by changes in interest rates and credit quality. The value of the Fund’s fixed income positions can be expected to fall as interest rates rise. The issuer of a fixed income security may be unable or unwilling to make interest and principal payments when due. If this occurs, or is perceived as likely to occur, the value of the issuer’s fixed income securities will likely be more volatile and will likely fall. While some U.S. government debt obligations, such as U.S. Treasury obligations, are backed by the full faith and credit of the U.S. government, others are backed only by the credit of the issuer.
•Derivatives Risk. The Fund’s use of derivatives could lead to substantial volatility and losses. Some derivatives are “leveraged,” which means they provide the Fund with investment exposure greater than the value of the Fund’s initial investment in the derivative instrument. As a result, these derivatives may magnify or otherwise increase losses to the Fund. Derivative instruments may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure. Derivatives may be illiquid and difficult to price, and the counterparty to a derivatives contract may be unable or unwilling to fulfill its obligations to the Fund.
•Short Sale Risk. Short sales are speculative and more risky than long positions (purchases) in securities. If the market price of a security increases after the Fund borrows the security, the Fund will suffer a loss when it replaces the borrowed security at the higher price. In certain cases, purchasing a security to cover a short position can itself cause the price of the security to rise further, thereby exacerbating the loss. In addition, the Fund may not always be able to borrow the security at a particular time or at an acceptable price. Because there is no maximum attainable price of a shorted security, in theory, securities sold short have unlimited risk. Short selling will also result in transaction and financing costs, which may be significant and will reduce the amount of any gain and increase the amount of any loss on the short sales.
•Leverage Risk. The Fund’s use of leverage may cause the Fund’s returns to be more volatile. The use of leverage typically magnifies both gains and losses. When the Fund increases its investment exposure through the use of leverage, a relatively small market movement may result in significant losses to the Fund.
•Hedging Risk. The Fund may use hedging strategies intended to limit or reduce the Fund’s exposure to changes in currency exchange rates, interest rates, or particular segments of the energy sector. These strategies may be unsuccessful because there may be imperfect correlation, or not correlation, between price movements of the hedging instrument and price movements of the investment being hedged. Hedging strategies may also reduce the Fund’s potential for profit.
		•Tax Risk. The Fund’s ability to make investments in MLPs and other entities treated as “pass-through” vehicles for U.S. federal income tax purposes is limited by the Fund’s intention to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. If the Fund were to fail to qualify as a regulated investment company in any taxable year and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all Fund distributions from earnings and profits would be taxable to shareholders as dividend income.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the Fund by showing the Fund’s performance year to year and over time. All figures assume dividend reinvestment. The table also shows how the Fund’s Class I shares’ average annual total returns compare to those of two style specific indices and to a broad-based securities market index. Past performance is not necessarily an indication of future results. Updated performance information is available by calling the Fund’s transfer agent toll-free at 1-844-766-8694 or by visiting the Fund’s website at www.eipfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the Fund by showing the Fund’s performance year to year and over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-844-766-8694
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.eipfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period of time shown in the bar chart, the Fund’s highest quarterly return and lowest quarterly return was:

Best calendar quarter:	17.12%	Q4 2011

Worst calendar quarter:	(29.78)%	Q1 2020

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.78%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the Fund for periods ended December 31, 2020
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	These after-tax returns are not relevant if you hold your Fund shares through a 401(k) plan, an individual retirement account, or another tax-advantaged arrangement.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I shares only and will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for Class I shares only and will vary for other classes. These after-tax returns are not relevant if you hold your Fund shares through a 401(k) plan, an individual retirement account, or another tax-advantaged arrangement.
In certain cases, the figure representing return “after taxes on distributions and sale of shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

EIP Growth and Income Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (no deduction for fees, expenses or taxes)2	[1]
1 Year	rr_AverageAnnualReturnYear01	18.40%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.22%	[1]
10 Years	rr_AverageAnnualReturnYear10	13.88%	[1]
EIP Growth and Income Fund | Wells Fargo Midstream MLP Total Return Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Wells Fargo Midstream MLP Total Return Index (no deduction for fees, expenses or taxes)3	[2]
1 Year	rr_AverageAnnualReturnYear01	(30.08%)	[2]
5 Years	rr_AverageAnnualReturnYear05	(4.61%)	[2]
10 Years	rr_AverageAnnualReturnYear10	0.39%	[2]
EIP Growth and Income Fund | Alerian MLP Total Return Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Alerian MLP Total Return Index (no deduction for fees, expenses or taxes)4	[3]
1 Year	rr_AverageAnnualReturnYear01	(28.69%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(5.95%)	[3]
10 Years	rr_AverageAnnualReturnYear10	(2.31%)	[3]
EIP Growth and Income Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EIPFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Plan Fee	rr_Component1OtherExpensesOverAssets	0.15%
Interest Expense	rr_Component2OtherExpensesOverAssets	0.54%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.43%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.97%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.37%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 223
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	723
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,250
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,693
Label	rr_AverageAnnualReturnLabel	Investor Class before taxes1	[6]
1 Year	rr_AverageAnnualReturnYear01	(10.18%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 18, 2016
EIP Growth and Income Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EIPIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Plan Fee	rr_Component1OtherExpensesOverAssets	none
Interest Expense	rr_Component2OtherExpensesOverAssets	0.47%
Other Expenses	rr_Component3OtherExpensesOverAssets	0.41%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.88%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.88%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 176
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	576
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,002
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,189
Annual Return 2011	rr_AnnualReturn2011	21.62%
Annual Return 2012	rr_AnnualReturn2012	7.03%
Annual Return 2013	rr_AnnualReturn2013	20.06%
Annual Return 2014	rr_AnnualReturn2014	18.69%
Annual Return 2015	rr_AnnualReturn2015	(21.54%)
Annual Return 2016	rr_AnnualReturn2016	16.14%
Annual Return 2017	rr_AnnualReturn2017	(0.68%)
Annual Return 2018	rr_AnnualReturn2018	(11.67%)
Annual Return 2019	rr_AnnualReturn2019	23.08%
Annual Return 2020	rr_AnnualReturn2020	(9.84%)
Label	rr_AverageAnnualReturnLabel	Class I before taxes
1 Year	rr_AverageAnnualReturnYear01	(9.84%)
5 Years	rr_AverageAnnualReturnYear05	2.49%
10 Years	rr_AverageAnnualReturnYear10	5.11%
EIP Growth and Income Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class I after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(10.15%)
5 Years	rr_AverageAnnualReturnYear05	2.24%
10 Years	rr_AverageAnnualReturnYear10	3.81%
EIP Growth and Income Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class I after taxes on distributions and sale of shares
1 Year	rr_AverageAnnualReturnYear01	(5.76%)
5 Years	rr_AverageAnnualReturnYear05	1.84%
10 Years	rr_AverageAnnualReturnYear10	3.56%

[1]	The S&P 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
[2]	The Wells Fargo Midstream MLP Total Return Index consists of energy MLPs and represents the midstream sub-sector of the Wells Fargo MLP Composite Index.
[3]	The Alerian MLP Total Return Index is a composite of the most prominent MLPs calculated by Standard & Poor’s using a float adjusted market capitalization methodology on a total return-return basis.
[4]	Total Annual Fund Operating Expenses include 0.01% in acquired fund fees and expenses, and therefore do not correlate to “Ratios of expenses to average net assets: Before expense reimbursement” provided in the Financial Highlights.
[5]	Energy Income Partners, LLC, the Fund’s manager, contractually has agreed to waive its management fee and/or reimburse Fund expenses so that total annual operating expenses for each class (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; any 12b-1 fees or fees under the Administrative Services Plan; taxes; extraordinary expenses; and any indirect expenses, such as acquired fund fees and expenses) do not exceed 1.25% of average daily net assets through February 28, 2022. Any waiver or reimbursement by Energy Income Partners, LLC is subject to repayment by the Fund in the three years following the date the particular waiver or reimbursement is due; provided that the Fund is able to make the repayment without exceeding the 1.25% expense limitation (or, if lower, any applicable expense limitation then in effect). This expense cap may not be terminated prior to this date except by the Board of Trustees.
[6]	Investor Class shares launched on October 18, 2016.